30. Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments Tables
Commitments
	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,459,864	1,151,641	381,119	1,216,835	4,209,459
Contractual obligations – Investments	1,779,320	2,121,493	1,031,762	5,970,069	10,902,644
Total	3,239,184	3,273,134	1,412,881	7,186,904	15,112,103